Commitments and Contingencies - Additional Information (Detail) - USD ($)	Mar. 02, 2021	Feb. 25, 2021	Jan. 18, 2021	Jun. 30, 2021
Loss Contingencies [Line Items]
Underwriting discount paid per unit	$ 0.20		$ 0.20
Underwriting expense paid	$ 5,500,000
Deferred Under Writing Commission Per Unit	$ 0.35		$ 0.35
Deferred underwriting commissions	$ 9,600,000			$ 9,625,000
IPO [Member]
Loss Contingencies [Line Items]
Overallotment option vesting period		45 days	45 days
Stock issued during period shares		3,600,000	3,600,000
Underwriting expense paid			$ 4,800,000
Deferred underwriting commissions	$ 9,600,000		8,400,000
Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Overallotment option vesting period	45 days
Stock issued during period shares	3,500,000
Underwriting expense paid			5,500,000
Deferred underwriting commissions			$ 9,700,000